Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 62,192	€ 60,302
Additions	4,407	8,049
Currency translation differences	(4,140)	1,044
Property, plant and equipment - end of the year	53,943	62,192
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,162	2,478
Additions	57	256
Net (impairments) reversals	(196)	(495)
Reclassification to proved mineral interest	(90)	(129)
Currency translation differences	(170)	52
Property, plant and equipment - end of the year	1,763	2,162
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	253	769
Net (impairments) reversals	(25)	(533)
Currency translation differences	(25)	17
Property, plant and equipment - end of the year	203	253
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	939	921
Currency translation differences	(79)	18
Property, plant and equipment - end of the year	860	939
Unproved mineral interest | Turkmenistan
Property, plant and equipment
Property, plant and equipment - beginning of the year	139	77
Net (impairments) reversals	(134)	65
Reclassification to proved mineral interest	(2)	(4)
Currency translation differences	(3)	1
Property, plant and equipment - end of the year		139
Unproved mineral interest | USA
Property, plant and equipment
Property, plant and equipment - beginning of the year	162	103
Additions		97
Net (impairments) reversals	(37)	(27)
Reclassification to proved mineral interest		(14)
Currency translation differences	(11)	3
Property, plant and equipment - end of the year	114	162
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	115	77
Additions	55	135
Reclassification to proved mineral interest	(61)	(99)
Currency translation differences	(9)	2
Property, plant and equipment - end of the year	100	115
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	19	29
Additions	2	1
Reclassification to proved mineral interest	(2)	(12)
Currency translation differences	(1)	1
Property, plant and equipment - end of the year	18	19
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	535	502
Additions		23
Reclassification to proved mineral interest	(25)
Currency translation differences	(42)	10
Property, plant and equipment - end of the year	€ 468	€ 535